As filed with the Securities and Exchange Commission on February 15, 2011
Securities Act File No. 333-94671
Investment Company Act File No. 811-09781

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
___________________

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 21	[X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 21	[X]

PFS Funds (Exact Name of Registrant as Specified in Charter)

480 North Magnolia Avenue, Suite 103, El Cajon, California 92020 (Address of Principal Executive Offices, Zip Code) Registrant's Telephone Number, including Area Code: (619) 588-9700

CT Corporation 155 Federal St., Suite 700, Boston, MA 02110 (Name and Address of Agent for Service)

With Copies to:

Ross Provence	John H. Lively
PFS Funds	The Law Offices of John H. Lively & Associates, Inc.
480 North Magnolia Avenue, Suite 103	2031 West 141st Terrace, Suite 119
El Cajon, California 92020	Leawood, KS 64224

It is proposed that this filing will become effective:
[X] immediately upon filing pursuant to paragraph (b);
[ ] on	(date) pursuant to paragraph (b);
[ ] 60 days after filing pursuant to paragraph (a)(1);
[ ] on	(date) pursuant to paragraph (a)(1);
[ ] 75 days after filing pursuant to paragraph (a)(2); or
[ ] on	(date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 21 pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of El Cajon, State of California, on the 15th day of February, 2011.

PFS Funds By: /s/ Ross C. Provence Ross C. Provence, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 21 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated below.

Signature	Title	Date

/s/ Ross C. Provence	President and	February 15, 2011
Ross C. Provence	Trustee of the Funds

/s/ Jeffrey R. Provence	Secretary, Treasurer and	February 15, 2011
Jeffrey R. Provence	Trustee of the Funds

Thomas H. Addis III*	Trustee of the Funds	February 15, 2011

Allen C. Brown*	Trustee of the Funds	February 15, 2011

George Cossolias, CPA*	Trustee of the Funds	February 15, 2011

* By: /s/ Jeffrey R. Provence Jeffrey R. Provence, Attorney-In-Fact Date: February 15, 2011

PFS FUNDS

EXHIBIT INDEX

Index No. Description of Exhibit

101.INS XBRL Instance Document

101.SCH XBRL Taxonomy Extension Schema Document

101.CAL XBRL Taxonomy Extension Calculation Linkbase

101.DEF XBRL Taxonomy Extension Definition Linkbase

101.LAB XBRL Taxonomy Extension Labels Linkbase

101.PRE XBRL Taxonomy Extension Presentation Linkbase